Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.62875%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$882,608.41

Principal:
Principal Collections	$15,997,753.88
Prepayments in Full	$5,795,485.78
Liquidation Proceeds	$229,222.63
Recoveries	$124,678.35
Sub Total	$22,147,140.64
Collections	$23,029,749.05

Purchase Amounts:
Purchase Amounts Related to Principal	$289,449.24
Purchase Amounts Related to Interest	$1,240.88
Sub Total	$290,690.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,320,439.17

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,320,439.17
Servicing Fee	$397,046.38	$397,046.38	$0.00	$0.00	$22,923,392.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,923,392.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,923,392.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,923,392.79
Interest - Class A-3 Notes	$232,699.18	$232,699.18	$0.00	$0.00	$22,690,693.61
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$22,548,861.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,548,861.94
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$22,491,887.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,491,887.27
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$22,449,507.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,449,507.69
Regular Principal Payment	$20,648,972.53	$20,648,972.53	$0.00	$0.00	$1,800,535.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,800,535.16
Residual Released to Depositor	$0.00	$1,800,535.16	$0.00	$0.00	$0.00
Total		$23,320,439.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,648,972.53
Total					$20,648,972.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,648,972.53	$54.70	$232,699.18	$0.62	$20,881,671.71	$55.32
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$20,648,972.53	$15.67	$473,885.10	$0.36	$21,122,857.63	$16.03

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$228,884,442.37	0.6063164	$208,235,469.84	0.5516171
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$416,324,442.37	0.3160342	$395,675,469.84	0.3003594

Pool Information
Weighted Average APR	2.270%	2.260%
Weighted Average Remaining Term	33.44	32.61
Number of Receivables Outstanding	32,514	31,841
Pool Balance	$476,455,650.07	$453,883,743.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$442,671,215.75	$422,022,243.22
Pool Factor	0.3331862	0.3174016

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$31,861,500.49
Targeted Overcollateralization Amount	$58,208,273.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,208,273.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$259,994.83
(Recoveries)		117	$124,678.35
Net Loss for Current Collection Period			$135,316.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3408%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6080%
Second Prior Collection Period			0.5696%
Prior Collection Period			1.0948%
Current Collection Period			0.3491%
Four Month Average (Current and Prior Three Collection Periods)			0.6554%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,597	$10,941,145.73
(Cumulative Recoveries)			$1,345,714.25
Cumulative Net Loss for All Collection Periods			$9,595,431.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6710%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,212.99
Average Net Loss for Receivables that have experienced a Realized Loss			$3,694.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	350	$6,103,148.36
61-90 Days Delinquent	0.17%	35	$760,565.73
91-120 Days Delinquent	0.06%	12	$265,745.22
Over 120 Days Delinquent	0.16%	32	$716,839.91
Total Delinquent Receivables	1.73%	429	$7,846,299.22

Repossession Inventory:
Repossessed in the Current Collection Period		14	$275,709.62
Total Repossessed Inventory		28	$549,741.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2880%
Prior Collection Period			0.2645%
Current Collection Period			0.2481%
Three Month Average			0.2669%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3841%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer